Loans (Details 2) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial real estate [Member]
Non-accrual loans, segregated by class of loans		$ 752,889	$ 956,813
Construction and Land Development [Member]
Non-accrual loans, segregated by class of loans	$ 571,161	$ 752,889	$ 956,813